Trade and other receivables	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Trade and other receivables

9. Trade and other receivables

	2025	2024

Trade Receivables	7,339	657
Accrued Income	19,212	29,443
Other advances	2,239	43,618
Less: allowance for credit losses	-	(2,603)
Total trade and other receivables	28,790	71,115

The Company has applied the simplified approach to measuring expected credit losses, which use a lifetime expected loss allowance June 30, 2025 $nil (June 30, 2024 $2,603).

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023